WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
WARRANTS LIABILITY
Schedule of warrants liability

Amount

Warrants value at the date of issuance (see Note 1d)	$10,925
Gain from revaluation to fair value through profit or loss	(9,440)
Carrying amount of the warrants as of December 31, 2023	$1,485